Other long term obligations	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	December 31, 2018	December 31, 2017
Deferred lease inducements liability (note 17(b))	$1,419	$10
Asset retirement obligation (note 17(c))	818	744
Directors' deferred stock unit plan (note 22(e))	13,413	5,672
Deferred gain on sale-leaseback (note 17(d))	8,438	7,654
Provision for loss on sublease (note 17(e))	1,535	—
	$25,623	$14,080

b) Deferred lease inducements liability
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2018	December 31, 2017
Balance, beginning of year	$10	$38
Addition	1,412	—
Amortization of deferred lease inducements	(3)	(28)
Balance, end of year	$1,419	$10

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$744	$678
Accretion expense	74	66
Balance, end of year	$818	$744

At December 31, 2018, estimated undiscounted cash flows required to settle the obligation were $1,084 (December 31, 2017 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.
d) Deferred gain on sale-leaseback
At December 31, 2018, the Company recorded a gain of $2,262 (December 31, 2017 – $5,155) on the sale-leaseback of certain heavy equipment. The gain on sale has been deferred and is being amortized in the Consolidated Statements of Operations over the expected useful life of the equipment.

	December 31, 2018	December 31, 2017
Balance, beginning of year	$7,654	$3,199
Addition	2,262	5,155
Amortization of deferred gain on sale-leaseback	(1,478)	(700)
Balance, end of year	$8,438	$7,654

e) Provision for loss on sublease
In 2018, the Company recorded a provision for the loss on the sub-lease of an under-utilized office facility. The provision is being amortized within general and administrative expenses in the Consolidated Statements of Operations over the remaining term of the lease.
The following table presents a continuity of the provision for the loss on sublease:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$—	$—
Addition	1,732	—
Amortization of loss	(197)	—
Balance, end of year	$1,535	$—